UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	August 31, 2015

Global X MLP ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — 97.5%
Oil & Gas — 97.5%
Buckeye Partners	106,775	$7,519,096
DCP Midstream Partners	105,571	2,977,102
Enbridge Energy Partners	252,493	7,140,502
Energy Transfer Equity	412,587	11,573,065
Energy Transfer Partners	282,484	13,881,264
Enterprise Products Partners	535,341	15,048,436
Equities Midstream Partners	57,038	4,437,556
Genesis Energy	107,882	4,710,128
Magellan Midstream Partners	155,741	10,990,642
MarkWest Energy Partners	137,707	7,762,544
NGL Energy Partners	95,922	2,311,720
NuStar Energy	87,416	4,561,367
ONEOK Partners	196,753	6,364,960
Phillips 66 Partners	21,589	1,347,154
Plains All American Pipeline	264,525	9,538,772
Spectra Energy Partners	66,081	3,366,166
Sunoco Logistics Partners	205,904	6,965,732
Targa Resources Partners	193,862	5,852,694
TC PipeLines	54,783	2,957,186
Tesoro Logistics	69,906	3,691,736
Western Gas Partners	91,127	5,361,001
Williams Partners	185,325	7,385,201
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $152,963,520)		145,744,024

COMMON STOCK — 2.4%
Oil & Gas — 2.4%
Plains GP Holdings, Cl A
(Cost $3,629,247)	184,925	3,622,681

TIME DEPOSIT — 0.2%
Brown Brothers Harriman
0.000%, 09/01/15
(Cost $203,475)	$203,475	203,475
TOTAL INVESTMENTS — 100.1%
(Cost $156,796,242)††		$149,570,180

Percentages are based on Net Assets of $149,484,017.

††	At August 31, 2015, the tax basis cost of the Fund's investments was $156,796,242, and the unrealized appreciation and depreciation were $4,500,047 and $(11,726,109) respectively.

Cl — Class

Schedule of Investments (Unaudited)	August 31, 2015

Global X MLP ETF

The following is a summary of the inputs used as of August 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$145,744,024	$—	$—	$145,744,024
Common Stock	3,622,681	—	—	3,622,681
Time Deposit	—	203,475	—	203,475
Total Investments in Securities	$149,366,705	$203,475	$—	$149,570,180

For the period ended August 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	August 31, 2015

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.8%
Oil & Gas — 99.8%
Alliance Resource Partners	19,383	$495,817
Alon USA Partners	5,488	142,688
Antero Midstream Partners	20,525	475,359
Atlas Resource Partners	30,754	122,708
BreitBurn Energy Partners	96,031	275,609
Cheniere Energy Partners	18,922	562,740
Crestwood Equity Partners	54,631	158,430
Dorchester Minerals	11,955	183,151
EV Energy Partners	22,047	197,100
Exterran Partners	17,217	374,297
Ferrellgas Partners	22,322	500,236
Foresight Energy	8,267	69,277
Global Partners	9,418	304,107
Holly Energy Partners	16,052	555,078
Legacy Reserves	28,670	186,642
Martin Midstream Partners	12,273	328,794
Memorial Production Partners	39,752	305,693
Natural Resource Partners	37,256	127,043
Northern Tier Energy	27,267	703,489
NuStar GP Holdings	14,222	472,170
Rose Rock Midstream	7,567	235,107
Summit Midstream Partners	13,876	305,827
Transmontaigne Partners	6,040	197,991
Valero Energy Partners	6,948	360,115
Vanguard Natural Resources	33,426	312,533
Viper Energy Partners	4,219	68,939
Western Refining Logistics	7,318	189,829

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $11,254,908)		8,210,769
TOTAL INVESTMENTS — 99.8%
(Cost $11,254,908)††		$8,210,769

Percentages are based on Net Assets of $8,225,590.

††	At August 31, 2015, the tax basis cost of the Fund's investments was $11,254,908, and the unrealized appreciation and depreciation were $526,284 and $(3,570,423) respectively.

As of August 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	August 31, 2015

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.1%
Oil & Gas — 75.1%
Cheniere Energy *	99,089	$6,158,381
Enbridge	219,229	9,038,812
Enbridge Energy Management	117,620	3,310,997
EnLink Midstream	82,339	1,964,609
EQT	59,583	4,636,749
Marathon Petroleum	167,425	7,920,877
ONE Gas	97,672	4,196,966
ONEOK	127,778	4,601,286
SemGroup, Cl A	81,494	4,482,170
Spectra Energy	242,902	7,061,161
Targa Resources	62,069	4,100,278
TransCanada	229,434	7,943,005
Williams	170,387	8,212,653
TOTAL COMMON STOCK
(Cost $84,861,233)		73,627,944

MASTER LIMITED PARTNERSHIPS — 24.8%
Oil & Gas — 24.8%
Antero Midstream Partners	6,519	150,980
Boardwalk Pipeline Partners	18,064	246,754
Buckeye Partners	18,707	1,317,347
Crestwood Midstream Partners	20,716	161,792
DCP Midstream Partners	13,160	371,112
Enable Midstream Partners	4,034	62,608
Energy Transfer Partners	66,825	3,283,781
EnLink Midstream Partners	14,900	262,687
Enterprise Products Partners	157,899	4,438,541
Equities Midstream Partners	7,126	554,403
Genesis Energy	13,482	588,624
Holly Energy Partners	5,143	177,845
Magellan Midstream Partners	33,307	2,350,475
MarkWest Energy Partners	27,792	1,566,635
MPLX	3,321	164,788
NuStar Energy	10,922	569,910
ONEOK Partners	24,613	796,231
Phillips 66 Partners	8,652	539,885
Plains All American Pipeline	57,656	2,079,075
Shell Midstream Partners	7,794	308,409
Spectra Energy Partners	8,244	419,949
Tallgrass Energy Partners	4,845	229,072
Targa Resources Partners	24,244	731,926

Schedule of Investments (Unaudited)	August 31, 2015

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
TC PipeLines	6,830	$368,683
Tesoro Logistics	8,724	460,714
Western Gas Partners	11,394	670,309
Williams Partners	36,199	1,442,530
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $26,499,693)		24,315,065

TIME DEPOSIT — 0.1%
Brown Brothers Harriman
0.000%, 09/01/15
(Cost $53,612)	$53,612	53,612
TOTAL INVESTMENTS — 100.0%
(Cost $111,414,538)††		$97,996,621

Percentages are based on Net Assets of $98,045,401.

*	Non-income producing security.
††	At August 31, 2015, the tax basis cost of the Fund's investments was $111,414,538, and the unrealized appreciation and depreciation were $1,316,513 and $(14,734,430) respectively.

Cl — Class

The following is a summary of the inputs used as of August 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$73,627,944	$—	$—	$73,627,944
Master Limited Partnerships	24,315,065	—	—	24,315,065
Time Deposit	—	53,612	—	53,612
Total Investments in Securities	$97,943,009	$53,612	$—	$97,996,621

For the period ended August 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	August 31, 2015

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — 33.7%
Financials — 19.0%
American Capital *	1,380	$19,196
Apollo Investment	2,600	16,926
Ares Capital	1,300	20,501
BlackRock Kelso Capital	2,460	23,199
Fifth Street Finance	2,320	15,173
Hercules Technology Growth Capital	1,460	16,936
Main Street Capital	680	19,101
Medley Capital	1,840	15,235
New Mountain Finance	1,440	21,312
PennantPark Investment	1,980	15,048
Prospect Capital	2,200	16,720
Solar Capital	1,120	19,835
TCP Capital	1,320	20,618
TICC Capital	2,500	16,825
Triangle Capital	840	16,800
		273,425
Utilities — 14.7%
ALLETE	580	27,712
Consolidated Edison	460	28,939
Duke Energy	340	24,109
Empire District Electric	1,060	22,949
Northwest Natural Gas	600	26,388
PPL	840	26,032
Southern	580	25,178
TECO Energy	1,480	31,183
		212,490
TOTAL COMMON STOCK
(Cost $493,099)		485,915

REGISTERED INVESTMENT COMPANIES — 31.9%
BlackRock Global Opportunities Equity Trust	2,540	32,334
BlackRock Income Trust	5,480	34,524
Brookfield Mortgage Opportunity Income Fund	2,100	31,374
Brookfield Total Return Fund	1,420	31,567
Eaton Vance Risk-Managed Diversified Equity Income Fund	3,060	32,008
Eaton Vance Tax Managed Global Buy-Write Opportunities Fund	2,940	33,016
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2,400	34,176
Morgan Stanley Emerging Markets Domestic Debt Fund	3,020	22,227
Nuveen Mortgage Opportunity Term Fund	1,460	32,748
Stone Harbor Emerging Markets Income Fund	1,900	24,453
Templeton Emerging Markets Income Fund	2,840	28,315
Voya Global Equity Dividend and Premium Opportunity Fund	3,880	27,820
Western Asset Emerging Markets Debt Fund	2,080	28,267

Schedule of Investments (Unaudited)	August 31, 2015

Global X SuperDividend® Alternatives ETF

	Shares	Value
REGISTERED INVESTMENT COMPANIES — continued
Western Asset Emerging Markets Income Fund	2,940	$28,988
Western Asset Mortgage Defined Opportunity Fund	1,540	37,483
TOTAL REGISTERED INVESTMENT COMPANIES
(Cost $490,729)		459,300

EXCHANGE TRADED FUND — 24.9%
Global X SuperDividend REIT ETF^
(Cost $383,157)	27,040	358,280

MASTER LIMITED PARTNERSHIPS — 8.6%
Oil & Gas — 7.1%
AmeriGas Partners	580	26,007
BreitBurn Energy Partners	1,340	3,846
Martin Midstream Partners	720	19,289
Suburban Propane Partners	580	21,692
USA Compression Partners	1,100	22,000
Vanguard Natural Resources	980	9,163
		101,997
Utilities — 1.5%
Ferrellgas Partners	980	21,962

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $136,730)		123,959

TOTAL INVESTMENTS — 99.1%
(Cost $1,503,715)††		$1,427,454

Percentages are based on Net Assets of $1,440,813.

*	Non-income producing security.
^	Affiliated Investment.
††	At August 31, 2015, the tax basis cost of the Fund's investments was $1,503,715, and the unrealized appreciation and depreciation were $7,045 and $(83,306) respectively.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of August 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2015, there were no Level 3 investments.

Schedule of Investments (Unaudited)	August 31, 2015

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2015:

Value at 11/30/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 08/31/15	Dividend Income
Global X SuperDividend REIT
$-	$383,157	$-	$(24,877)	$-	$358,280	$-

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

GLX-QH-005-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: October 28, 2015

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: October 28, 2015

*	Print the name and title of each signing officer under his or her signature.